Common shares	12 Months Ended
Dec. 31, 2016
Common shares [Abstract]
Common shares
21.	Common shares

During the year ended December 31, 2014, 25,036,140 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share units and 58,478,690 Class B common shares were converted to Class A common shares.

As of December 31, 2014, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 706,173,568 Class A common shares and 427,352,696 Class B common shares had been issued and outstanding, respectively.

On May 4, 2014 and March 5, 2015, the Company’s board of directors approved two share repurchase programs (the “Share Repurchase Program”) respectively, pursuant to which the Company may repurchase from time to time at management’s discretion, at prevailing market prices in the open market in accordance with Rule 10b-18 under the Securities Exchange Act of 1934, up to US$200 million in total of the Company’s outstanding ADSs for a period not to exceed twelve (12) months from the date of approval by board of directors. For the year ended December 31, 2015, the Company had repurchased under the Share Repurchase Program an aggregate of 3,092,556 ADSs, representing 61,851,120 Class A common shares at an average price of US$54.82 per ADS, or US$2.74 per Class A common share, for aggregate consideration of US$169.5 million. Pursuant to ASC 505, since the shares were repurchased for constructive retirement, the excess of repurchase price over par value was recorded as deduction of additional paid-in capital upon the repurchase date.

During the year ended December 31, 2015, 26,110,680 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share units and 57,794,720 Class B common shares were converted to Class A common shares.

As of December 31, 2015, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 728,227,848 Class A common shares and 369,557,976 Class B common shares had been issued and outstanding, respectively.

During the year ended December 31, 2016, 11,887,180 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share units and 10,000,000 Class B common shares were converted to Class A common shares.

As of December 31, 2016, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 750,115,028 Class A common shares and 359,557,976 Class B common shares had been issued and outstanding, respectively.